Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Debt
The components of the Company’s borrowings as of December 31, were as follows:

(In millions)	Maturity Date	2023	2022	2021
Revolving credit facility (1)	December 14, 2026	$250.0	$584.6	$282.9
Less: unamortized debt issuance costs		(0.8)	(2.2)	(1.2)

Revolving credit facility, net		$249.2	$582.4	$281.7
Convertible senior notes (2)	May 15, 2026	$402.5	$402.5	$402.5
Less: unamortized debt issuance costs		(5.3)	(7.6)	(9.8)

Convertible senior notes, net		$397.2	$394.9	$392.7
Long-term debt, net		$646.4	$977.3	$674.4

(1)	Weighted-average interest rate at December 31, 2023 was 6.75%
(2)	Effective interest rate for the Notes (as defined below) for the quarter ended December 31, 2023 was 0.82%

Components of interest expense recognized for the 0.25% Convertible Senior Notes due 2026 (the “Notes”) were as follows for the years ended December 31:

(In millions)	2023	2022	2021
Contractual interest expense	$1.0	$1.0	$0.6
Interest cost related to amortization of issuance costs	2.2	2.2	1.3

Total interest expense	$3.2	$3.2	$1.9